Fees Summary	May 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,268,000
Previously Paid Amount	0.00
Total Fee Amount	959.63
Total Offset Amount	0.00
Net Fee	959.63
Narrative - Max Aggregate Offering Price	$ 6,268,000
Final Prospectus	true